DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Inventory costs	$ 33,450	$ 36,736	$ 30,333
Subcontractor and consultant costs	3,059	3,163	3,426
Concession construction materials and labor costs	299	323	235
Depreciation and amortization expense	3,592	3,223	2,283
Compensation	5,827	5,562	4,123
Other direct costs	3,794	4,103	2,751
Total	$ 50,021	$ 53,110	$ 43,151